SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments Were Not Included in Diluted Loss Per Share Calculation (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	23,409,151	22,773,985
Common Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	4,263,166	3,628,000
Common Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	1,980,318	1,980,318
Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	14,999,000	14,999,000
Contingency shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	2,166,667	2,166,667